Property, plant and equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning	$ 59,556
Property plant and equipment ending	63,637	$ 59,556
Assets transferred to Property, plant and equipment from Intangible assets	401	692
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning	172,579	165,406
Additions and transfers	10,727	10,720
Disposals at cost	(374)	(2,577)
Assets reclassified to held for sale	0	(2,239)
Effect of changes in foreign exchange	5,724	1,268
Property plant and equipment ending	188,656	172,579
Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning	(113,023)	(103,400)
Depreciation	(9,688)	(10,235)
Impairment losses	(917)	(2,893)
Reversal of impairment losses	1,972	1,592
Transfers	(53)	(232)
Accumulated depreciation and impairment disposed assets	323	1,437
Accumulated depreciation and impairment assets classified as HFS		1,794
Effect of changes in foreign exchange	(3,634)	(1,086)
Property plant and equipment ending	(125,019)	(113,023)
Machinery, equipment and transportation equipment, including vessels [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning	626
Property plant and equipment ending	$ 617	$ 626
Machinery, equipment and transportation equipment, including vessels [Member] | Maximum [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives (years)	20 years	20 years
Machinery, equipment and transportation equipment, including vessels [Member] | Minimum [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives (years)	3 years	3 years
Machinery, equipment and transportation equipment, including vessels [Member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning	$ 3,394	$ 3,466
Additions and transfers	56	62
Disposals at cost	(7)	(98)
Assets reclassified to held for sale	0	(7)
Effect of changes in foreign exchange	27	(30)
Property plant and equipment ending	3,470	3,394
Machinery, equipment and transportation equipment, including vessels [Member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning	(2,767)	(2,826)
Depreciation	(122)	(137)
Impairment losses	0	0
Reversal of impairment losses	48	0
Transfers	0	71
Accumulated depreciation and impairment disposed assets	5	91
Accumulated depreciation and impairment assets classified as HFS		6
Effect of changes in foreign exchange	(17)	28
Property plant and equipment ending	(2,853)	(2,767)
Production plants and oil and gas assets [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning	41,779
Property plant and equipment ending	$ 43,753	$ 41,779
Estimated useful lives (years)	UoP	UoP	[1]
Production plants and oil and gas assets [Member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning	$ 142,750	$ 133,269
Additions and transfers	10,181	11,960
Disposals at cost	0	(1,857)
Assets reclassified to held for sale	0	(2,169)
Effect of changes in foreign exchange	4,602	1,546
Property plant and equipment ending	157,533	142,750
Production plants and oil and gas assets [Member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning	(100,971)	(90,762)
Depreciation	(9,051)	(9,657)
Impairment losses	(917)	(1,672)
Reversal of impairment losses	935	1,186
Transfers	(422)	(2,013)
Accumulated depreciation and impairment disposed assets	(24)	1,231
Accumulated depreciation and impairment assets classified as HFS		1,757
Effect of changes in foreign exchange	(3,331)	(1,042)
Property plant and equipment ending	(113,781)	(100,971)
Refining and manufacturing plants [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning	2,490
Property plant and equipment ending	$ 2,446	$ 2,490
Refining and manufacturing plants [member] | Maximum [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives (years)	20 years	20 years
Refining and manufacturing plants [member] | Minimum [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives (years)	15 years	15 years
Refining and manufacturing plants [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning	$ 8,262	$ 7,459
Additions and transfers	331	776
Disposals at cost	(288)	(48)
Assets reclassified to held for sale	0	0
Effect of changes in foreign exchange	342	75
Property plant and equipment ending	8,646	8,262
Refining and manufacturing plants [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning	(5,772)	(5,386)
Depreciation	(485)	(411)
Impairment losses	0	(240)
Reversal of impairment losses	0	371
Transfers	(1)	(79)
Accumulated depreciation and impairment disposed assets	285	44
Accumulated depreciation and impairment assets classified as HFS		0
Effect of changes in foreign exchange	(227)	(71)
Property plant and equipment ending	(6,200)	(5,772)
Land and buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning	413
Property plant and equipment ending	$ 427	$ 413
Land and buildings [member] | Maximum [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives (years)	33 years	33 years
Land and buildings [member] | Minimum [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives (years)	20 years	20 years
Land and buildings [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning	$ 859	$ 928
Additions and transfers	47	70
Disposals at cost	(50)	(130)
Assets reclassified to held for sale	0	(12)
Effect of changes in foreign exchange	10	2
Property plant and equipment ending	866	859
Land and buildings [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning	(446)	(468)
Depreciation	(29)	(31)
Impairment losses	0	(12)
Reversal of impairment losses	0	0
Transfers	0	0
Accumulated depreciation and impairment disposed assets	39	57
Accumulated depreciation and impairment assets classified as HFS		8
Effect of changes in foreign exchange	(4)	1
Property plant and equipment ending	(439)	(446)
Assets under development [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning	14,247
Property plant and equipment ending	16,394	14,247
Assets under development [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning	17,315	20,284
Additions and transfers	111	(2,148)
Disposals at cost	(30)	(445)
Assets reclassified to held for sale	0	(51)
Effect of changes in foreign exchange	743	(325)
Property plant and equipment ending	18,140	17,315
Assets under development [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning	(3,068)	(3,958)
Depreciation	0	0
Impairment losses	0	(969)
Reversal of impairment losses	989	35
Transfers	370	1,789
Accumulated depreciation and impairment disposed assets	18	14
Accumulated depreciation and impairment assets classified as HFS		22
Effect of changes in foreign exchange	(55)	(1)
Property plant and equipment ending	$ (1,746)	$ (3,068)

[1]	Depreciation according to unit of production method (UoP) , see note 2 Significant accounting policies . Land is not depreciated .